Investment securities (Details Textual) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Available-For-Sale Securities [Member]
Pledged Assets Separately Reported, Securities Pledged As Collateral, At Fair Value	$ 152.3	$ 375.5
Held-To-Maturity Securities [Member]
Pledged Assets Separately Reported, Securities Pledged As Collateral, At Fair Value	$ 19.4	$ 17.5